Property and equipment (Details) - Schedule of property and equipment - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Cost
Beginning balance	$ 297,974
Ending balance	204,995	$ 297,974
Accumulated depreciation [Member]
Cost
Beginning balance	311,697	250,284
Disposals	(155,633)
Exchange realignment	(29,424)	(3,564)
Ending balance	201,804	311,697
Accumulated depreciation
Depreciation for the year	75,164	64,977
Accumulated depreciation [Member] | Computer and equipment [Member]
Cost
Beginning balance	218,144	198,637
Disposals	(155,633)
Exchange realignment	(15,474)	(2,829)
Ending balance	52,097	218,144
Accumulated depreciation
Depreciation for the year	5,060	22,336
Accumulated depreciation [Member] | Automobiles [Member]
Cost
Beginning balance	93,553	51,647
Disposals
Exchange realignment	(13,950)	(735)
Ending balance	149,707	93,553
Accumulated depreciation
Depreciation for the year	70,104	42,641
Cost [Member]
Cost
Beginning balance	609,671	298,576
Additions	15,054	288,329
Disposals	(162,690)
Acquisition of a subsidiary		12,672
Exchange realignment	(55,236)	10,094
Ending balance	406,799	609,671
Cost [Member] | Computer and equipment [Member]
Cost
Beginning balance	244,904	198,637
Additions	13,977	34,517
Disposals	(162,690)
Acquisition of a subsidiary		5,035
Exchange realignment	(17,684)	6,715
Ending balance	78,507	244,904
Cost [Member] | Automobiles [Member]
Cost
Beginning balance	364,767	99,939
Additions	1,077	253,812
Disposals
Acquisition of a subsidiary		7,637
Exchange realignment	(37,552)	3,379
Ending balance	328,292	364,767
Carrying amounts [Member]
Cost
Beginning balance	297,974
Ending balance	204,995	297,974
Carrying amounts [Member] | Computer and equipment [Member]
Cost
Beginning balance	26,760
Ending balance	26,410	26,760
Carrying amounts [Member] | Automobiles [Member]
Cost
Beginning balance	271,214
Ending balance	$ 178,585	$ 271,214